Financial Instruments and Risk Management - Schedule of Foreign Currency Against the Functional Currencies (Details) - Foreign Exchange Rate Risk [Member]	6 Months Ended
Apr. 30, 2026 USD ($)
Schedule of Foreign Currency Against the Functional Currencies [Line Items]
Cash and cash equivalents	$ 229,398
Other receivables	142,560
Accounts payable and accrued liabilities	(132,648)
Due to related parties	(69,801)
Total foreign currency financial assets and liabilities	169,509
Impact of a 10% strengthening or weakening of foreign exchange rate	$ 16,951